Goodwill and Intangible Assets (Details) - TOI Parent Inc. - USD ($)		9 Months Ended	12 Months Ended
	May 01, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net
Gross carrying amount		$ 25,734,000	$ 25,234,000	$ 25,234,000
Accumulated amortization		(7,577,333)	(5,718,431)	(3,231,354)
Net carrying amount		$ 18,156,667	$ 19,515,569	$ 22,002,646
Payor contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years	10 years	10 years
Intangible assets, net
Gross carrying amount		$ 19,400,000	$ 18,900,000	$ 18,900,000
Accumulated amortization		(5,680,572)	(4,283,045)	(2,420,250)
Net carrying amount		$ 13,719,428	$ 14,616,955	$ 16,479,750
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		10 years	10 years	10 years
Intangible assets, net
Gross carrying amount		$ 4,170,000	$ 4,170,000	$ 4,170,000
Accumulated amortization		(1,248,736)	(944,989)	(533,992)
Net carrying amount		$ 2,921,264	$ 3,225,011	$ 3,636,008
Clinical contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		10 years	10 years	10 years
Intangible assets, net
Gross carrying amount		$ 2,164,000	$ 2,164,000	$ 2,164,000
Accumulated amortization		(648,025)	(490,397)	(277,112)
Net carrying amount		$ 1,515,975	$ 1,673,603	$ 1,886,888